Shareholder Report, Average Annual Return (Details) 193871_Innovator Growth Accelerated ETF-Quarterly_TF_TSR Annual {TF}	12 Months Ended	55 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Growth Accelerated ETF®-Quarterly
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Growth Accelerated ETF-Quarterly NAV
Average Annual Return, Percent	22.80%	9.75%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	30.95%	16.92%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	30.00%	16.00%